FINANCIAL STATEMENT DETAILS - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued employee compensation and benefits	$ 152,977	$ 131,863
Customer deposit liability	118,464	118,522
Accrued advertising expense	31,066	30,407
Other	206,792	213,134
Accrued expenses and other current liabilities	$ 509,299	$ 493,926